                               STAG VARIABLE LIFE
                              SEPARATE ACCOUNT VL I

                         HARTFORD LIFE INSURANCE COMPANY

        SUPPLEMENT DATED FEBRUARY 5, 2001 TO PROSPECTUS DATED MAY 1, 2000


Effective April 1, 2001, the Policy will no longer be available to new purchasers. Hartford will continue to accept applications received prior to April 1, 2001. Please consult with your registered representative for information regarding other variable life insurance policies available from Hartford.











         THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-2780
33-53692